Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Long-term portion	$ 36,163	$ 0
Term Loan
Disclosure of detailed information about borrowings [line items]
Opening balance	0
Assumed on acquisition	39,697
Drawings	7,242
Accretion	1,846
Interest expense on borrowings	1,504
Principal repayments	1,547
Ending balance	45,734
Current portion	(9,571)
Long-term portion	$ 36,163